Consolidated statement of financial position - EUR (€) € in Millions	Sep. 30, 2023	Mar. 31, 2023
Non-current assets
Goodwill	€ 27,544	€ 27,615
Other intangible assets	18,874	19,592
Property, plant and equipment	37,363	37,992
Investments in associates and joint ventures	10,457	11,079
Other investments	1,078	1,093
Deferred tax assets	19,460	19,316
Post employment benefits	265	329
Trade and other receivables	7,226	7,843
Total non-current assets	122,267	124,859
Current assets
Inventory	1,009	956
Taxation recoverable	296	279
Trade and other receivables	11,459	10,705
Other investments	5,917	7,017
Cash and cash equivalents	7,148	11,705
Total current assets	25,829	30,662
Total assets	148,096	155,521
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	149,211	149,145
Treasury shares	(7,647)	(7,719)
Accumulated losses	(114,891)	(113,086)
Accumulated other comprehensive income	28,982	30,262
Total attributable to owners of the parent	60,452	63,399
Non-controlling interests	1,110	1,084
Total equity	61,562	64,483
Non-current liabilities
Borrowings	52,717	51,669
Deferred tax liabilities	728	771
Post employment benefits	235	258
Provisions	1,481	1,572
Trade and other payables	2,375	2,184
Total non-current liabilities	57,536	56,454
Current liabilities
Borrowings	12,341	14,721
Financial liabilities under put option arrangements	493	485
Taxation liabilities	453	457
Provisions	732	674
Trade and other payables	14,979	18,247
Total current liabilities	28,998	34,584
Total equity and liabilities	€ 148,096	€ 155,521